10. Financial Instruments - Risk Management (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments - Risk Management
Disclosure of financial assets

A summary of the financial instruments held by category is provided below:

Financial assets

	December 31, 2018	December 31, 2017	December 31, 2016
Cash and cash equivalents	$107,983	$58,143	$55,393
Trade and other receivables	232,307	407,010	900,077
Total financial assets	$340,290	$465,153	$955,470

Disclosure of financial liabilities

Financial liabilities

	December 31, 2018		December 31, 2017		December 31, 2016
	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Financial liabilities at amortized cost
Trade and other payables	$–	$6,102,039	$–	$6,409,094	$–	$5,994,904
Loans and borrowings and notes payable	–	23,605,780	–	26,572,080	–	27,802,729
Derivatives financial liabilities	476,572	–	1,859,700	–	794,235	–
Total financial liabilities	$476,572	$29,707,819	$1,859,700	$32,981,174	$794,235	$33,797,633

Disclosure of fair value measurement of liabilities

Financial instruments measured at fair value

	Fair value measurements at December 31, 2018 using
	Level 1	Level 2	Level 3
Financial liabilities
Derivative financial liabilities – convertible promissory notes	$–	$476,572	$–

	Fair value measurements at December 31, 2017 using
	Level 1	Level 2	Level 3
Financial liabilities
Derivative financial liabilities – convertible promissory notes	$–	$1,859,700	$–

	Fair value measurements at December 31, 2016 using
	Level 1	Level 2	Level 3
Financial liabilities
Derivative financial liabilities – convertible promissory notes	$–	$794,235	$–

Disclosure for cash held

The Group’s cash is held with the following institutions:

Description	Rating	December 31, 2018	December 31, 2017	December 31, 2016

UBI Bank	BBB-	$67,406	$–	$–
Cassa Rurale e Artigiana di Binasco Credito Coorperativo	N/A	27,231	19,225	28,016
Banca Cassa di Risparmio di Asti	N/A	5,397	5,755	5,296
ING Luxembourg	A+	4,353	2,050	2,980
First Republic Bank	A-	3,388	7,363	4,467
Banca Intesa Sanpaolo	BBB	181	17,906	1,556
Banca Popolare di Vicenza	CCC	–	5,570	8,942
Bank of China	A	–	–	3,246
Banca Popolare Commercio e Industria	C+	–	–	417
Total cash at banks		$107,956	$57,869	$54,920

Disclosure of maturity analysis for derivative financial liabilities

The following table sets out the contractual maturities (representing undiscounted contractual cash-flows) of financial liabilities:

At December 31, 2018	Up to 1 year	Between 1 and 5 years	Over 5 years	Total

Trade and other payables	$6,100,099	$1,940	$–	$6,102,039
Loans and borrowings	2,798,445	4,736,581	11,705,298	19,240,324
Notes payable to stockholders	4,365,456	–	–	4,365,456
Derivative financial liabilities	476,572	–	–	476,572
Total	$13,740,572	$4,738,521	$11,705,298	$30,184,391

At December 31, 2017	Up to 1 year	Between 1 and 5 years	Over 5 years	Total

Trade and other payables	$6,389,497	$19,597	$–	$6,409,094
Loans and borrowings	4,438,354	3,967,793	14,178,454	22,584,601
Notes payable to stockholders	3,987,479	–	–	3,987,479
Derivative financial liabilities	1,859,700	–	–	1,859,700
Total	$16,675,030	$3,987,390	$14,178,454	$34,840,874

At December 31, 2016	Up to 1 year	Between 1 and 5 years	Over 5 years	Total

Trade and other payables	$5,914,549	$80,355	$–	$5,994,904
Loans and borrowings	4,206,847	5,021,073	16,089,243	25,317,163
Notes payable to stockholders	2,516,981	–	–	2,516,981
Derivative financial liabilities	794,235	–	–	794,235
Total	$13,432,612	$5,101,428	$16,089,243	$34,623,283